  [LOGO]     Investing
EATON VANCE  for the                                         [Graphic Omitted]
------------ 21st
Mutual Funds Century(R)

                         Semiannual Report June 30, 1998

                                  EATON VANCE
                                   PRIME RATE
                                    RESERVES

                                   Eaton Vance
                      Global Management-Global Distribution

                               [Graphic Omitted]

Eaton Vance Prime Rate Reserves as of June 30, 1998

INVESTMENT UPDATE


Investment Environment
-------------------------------------------------------------------------------
  THE LOAN MARKET
o The volume of new loan issuance again showed impressive growth, rising to $64 billion in the first half of 1998. The number of primary loan market participants continues to expand with the market. Mutual funds and other non-bank institutions continue to gain share in the loan market. The changing profile of lenders away from foreign and U.S. banks toward non-bank institutions is a significant trend in corporate finance.

o In June, Federal Reserve chairman Alan Greenspan voiced concerns that lending standards may loosen due to competitive pressures. While there has been some anecdotal evidence of credit erosion, overall credit standards remain sound. A recent study of the loan market indicates that, in sharp contrast to the 1980s, borrowers' cash flows in the 1990s have remained a healthy 2-times-interest, with debt levels significantly below past market peaks. The Portfolio continues to exercise caution and to use conservative lending standards.

o The secondary loan market has been characterized by increasing liquidity. $60 billion in loans was traded in the secondary market in 1997, a trend that has continued in 1998. Better liquidity improves investors' ability to manage risk in response to changing market conditions or underlying fundamentals.

THE FUND
-------------------------------------------------------------------------------
  PERFORMANCE FOR THE PAST SIX MONTHS
o The Fund distributed $0.34 in income dividends during the six months ended June 30, 1998. Based on a $9.99 net asset value on June 30, 1998, the Fund had a distribution rate of 6.94%.(1) The Fund's SEC 30-day yield at June 30 was 6.94%.(2)

o The Fund's distribution rate continued to provide a yield advantage over other short-term income vehicles. For example, money market mutual funds, 3-month certificates of deposit, and bank money market accounts offered average rates of 5.16%, 4.01%, and 3.48%, respectively, as of June 30, 1998.(3)

o The Fund's six-month total return of 3.4%(4) continued to protect shareholders' purchasing power. By most measures, inflation advanced at an annualized rate of 1.7% in the first half of 1998.

THE PORTFOLIO'S INVESTMENTS
o Management continued its efforts to increase the Portfolio's diversification, bringing the number of industries represented in the Portfolio to 59. In addition, the average loan size in the Portfolio decreased to 0.5% of the Portfolio's net assets, or $19.8 million. With no single holding over 2%, the Portfolio remains highly diversified.

o Cable television represented the Portfolio's largest sector weighting at June
  30. The sector received a boost with the purchase of Marcus Cable, Inc. by Paul Allen, a co-founder of Microsoft, and the planned purchase of Telecommunications, Inc. by AT&T. The Portfolio held positions in loans of Marcus, TCI/Pacific and Intermedia, Inc.

o In the industrial/cyclical area, the Portfolio preferred low-cost providers that are well-positioned in the event of an economic downturn. For example, as a result of their recently announced merger, containerboard makers Stone Container and Jefferson Smurfit are likely to increase market share while achieving economies of scale through lower production costs.

o The Portfolio also had broad exposure to consumer-related areas. For example, Furniture Brands International, Inc. is the nation's largest furniture maker. The company has benefited from lower interest rates and a strong housing market.

o In his June statement, Fed chairman Greenspan also indicated concern over the impact of the Asian crisis as well as deteriorating loans to real estate investment trusts (REITs). The Portfolio had no direct exposure to Asia. While we did lend to U.S. companies doing business in Asia, the Portfolio did not experience any significant credit vulnerability. Meanwhile, the Portfolio had a modest 2.4% exposure to the REIT sector in loans of sound credit quality.

-------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JUNE 30, 1998

PERFORMANCE(5)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One year                                                               7.1%
Five years                                                             6.8
Life of Fund (8/4/89)                                                  7.2


SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING APPLICABLE EWC)
-------------------------------------------------------------------------------
One year                                                               4.1%
Five years                                                             6.8
Life of Fund (8/4/89)                                                  7.2

FIVE LARGEST SECTOR WEIGHTINGS(6)
-------------------------------------------------------------------------------

CABLE/WIRELESS                                                         6.6%
HEALTH CARE                                                            6.2%
BROADCAST MEDIA                                                        5.2%
COMMERCIAL SERVICES                                                    5.0%
CONTAINERS/PAPER                                                       5.0%

(1) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the offering price. (2) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (3) The Fund is not insured by the FDIC, nor does it offer a fixed rate of return like bank certificates of deposit and bank money market funds, and does not attempt to maintain a constant $1.00 net asset value per share, as do money market funds.
(4) Return does not reflect applicable early withdrawal charge (EWC). (5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect applicable EWC as follows: 1st year - 3%; 2nd year - 2.5%; 3rd year - 2%; 4th year - 1%. 6 Sector weightings are subject to change due to active management. Five largest sector weightings account for 28.0% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE PRIME RATE RESERVES as of June 30, 1998
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited)
------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1998

ASSETS
-------------------------------------------------------------------------------
Investment in Senior Debt Portfolio, at value
  (identified cost, $2,193,485,052)                             $ 2,194,171,558
Receivable for Trust shares sold                                      7,760,585
Prepaid expenses                                                        231,542
-------------------------------------------------------------------------------
Total assets                                                    $ 2,202,163,685
-------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------
Dividends payable                                               $     7,210,946
Payable to affiliate for Trustees' fees                                   3,886
Other accrued expenses                                                  159,050
-------------------------------------------------------------------------------
Total liabilities                                               $     7,373,882
-------------------------------------------------------------------------------
Net Assets for 219,676,241 shares of
  beneficial interest outstanding                               $ 2,194,789,803
-------------------------------------------------------------------------------

SOURCES OF NET ASSETS
-------------------------------------------------------------------------------
Paid-in capital                                                 $ 2,201,571,499
Accumulated net realized loss from Portfolio
  (computed on the basis of identified cost)                         (7,980,655)
Accumulated undistributed net investment income                         512,453
Net unrealized appreciation from Portfolio
  (computed on the basis of identified cost)                            686,506
-------------------------------------------------------------------------------
Total                                                           $ 2,194,789,803
-------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
-------------------------------------------------------------------------------
($2,194,789,803 / 219,676,241 shares of
  beneficial interest outstanding)                              $          9.99
-------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE PRIME RATE RESERVES as of June 30, 1998
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1998

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest allocated from Portfolio                                   $82,466,277
Facility fee income allocated from Portfolio                            953,389
Expenses allocated from Portfolio                                    (9,688,621)
-------------------------------------------------------------------------------
Net investment income from Portfolio                                $73,731,045
-------------------------------------------------------------------------------

EXPENSES
-------------------------------------------------------------------------------
Administration fee                                                  $ 2,561,586
Trustees fees and expenses                                                3,886
Transfer and dividend disbursing agent fees                             696,336
Printing and postage                                                     73,061
Registration fees                                                        65,764
Custodian fee                                                            11,849
Legal and accounting services                                               500
Miscellaneous                                                            82,714
-------------------------------------------------------------------------------
Total expenses                                                      $ 3,495,696
-------------------------------------------------------------------------------
Net investment income                                               $70,235,349
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                   $   228,507
-------------------------------------------------------------------------------
Net realized gain                                                   $   228,507
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments                                                       $  (419,786)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                $  (419,786)
-------------------------------------------------------------------------------
Net realized and unrealized loss                                    $  (191,279)
-------------------------------------------------------------------------------
Net increase in net assets from operations                          $70,044,070
-------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE PRIME RATE RESERVES as of June 30, 1998

--------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED
INCREASE (DECREASE)                                JUNE 30, 1998      YEAR ENDED
IN NET ASSETS                                      (UNAUDITED)        DECEMBER 31, 1997
--------------------------------------------------------------------------------------
From operations --
  Net investment income                            $    70,235,349    $  118,744,726
  Net realized gain (loss)                                 228,507        (6,324,158)
------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation)                                        (419,786)        6,040,288
  Net increase in net assets from operations       $    70,044,070    $  118,460,856
------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income                       $   (69,961,632)   $ (118,670,204)
------------------------------------------------------------------------------------
Total distributions to shareholders                $   (69,961,632)   $ (118,670,204)
------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                     $   409,662,533    $  480,125,038
  Net asset value of shares issued to
    shareholders in payment of distributions
    declared                                            36,689,632        63,396,014
  Cost of shares redeemed                             (160,910,902)     (245,780,846)
------------------------------------------------------------------------------------
Net increase in net assets from Fund share
  transactions                                     $   285,441,263    $  297,740,206
------------------------------------------------------------------------------------
Net increase in net assets                         $   285,523,701    $  297,530,858
------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------
At beginning of period                             $ 1,909,266,102    $1,611,735,244
------------------------------------------------------------------------------------
At end of period                                   $ 2,194,789,803    $1,909,266,102
------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
INCLUDED IN NET ASSETS
------------------------------------------------------------------------------------
At end of period                                   $       512,453    $      238,736
------------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE PRIME RATE RESERVES as of June 30, 1998
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
-------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED
JUNE 30, 1998 (UNAUDITED)

INCREASE (DECREASE) IN CASH
-------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchase of interests in Senior Debt Portfolio          $  (415,015,863)
  Withdrawal of interests in Senior Debt Portfolio            206,168,676
  Operating expenses paid                                      (3,493,762)
-------------------------------------------------------------------------
Net cash used for operating activities                    $  (212,340,949)
-------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Proceeds from shares sold                               $   406,014,337
  Payments for shares redeemed                               (160,930,178)
  Cash distributions paid (excluding reinvestments of
    distributions of $36,689,632)                             (32,743,210)
-------------------------------------------------------------------------
Net cash from financing activities                        $   212,340,949
-------------------------------------------------------------------------
Net increase in cash                                      $          --
-------------------------------------------------------------------------
 Cash at Beginning of Period                              $          --
-------------------------------------------------------------------------
Cash at End of Period                                     $          --
-------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH USED FOR
OPERATING ACTIVITIES
-------------------------------------------------------------------------
Net increase in net assets from operations                $    70,044,070
Decrease in prepaid expenses                                       30,025
Increase in payable to affiliate                                    3,043
Decrease in other accrued expenses                                (31,134)
Net increase in investments                                  (282,386,953)
-------------------------------------------------------------------------
Net cash used for operating activities                    $  (212,340,949)
-------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE PRIME RATE RESERVES as of June 30, 1998
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                             SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                              JUNE 30, 1998      -------------------------------------------------------------
                                              (UNAUDITED)        1997           1996           1995         1994       1993
------------------------------------------------------------------------------------------------------------------------------
Net asset value --
Beginning of period                           $   9.9900      $   9.9900     $  10.0100     $  10.0200     $10.0300   $10.0200
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                         $   0.3402      $   0.6756     $   0.6837     $   0.7694     $ 0.5966   $ 0.4970
Net realized and unrealized gain (loss)          (0.0011)           --++        (0.0208)        0.0112      (0.0059)    0.0258
------------------------------------------------------------------------------------------------------------------------------
Total income from operations                  $   0.3391      $   0.6756     $   0.6629     $   0.7806     $ 0.5907   $ 0.5228
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                    $  (0.3391)     $  (0.6756)    $  (0.6829)    $  (0.7695)    $(0.5966)  $(0.5110)
In excess of net investment income                  --              --             --             --        (0.0041)      --
From net realized gain                              --              --             --          (0.0211)        --         --
In excess of net realized gain                      --              --             --             --           --      (0.0018)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                           $  (0.3391)     $  (0.6756)    $  (0.6829)    $  (0.7906)    $(0.6007)  $(0.5128)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period              $   9.9900      $   9.9900     $   9.9900     $  10.0100     $10.0200   $10.0300
------------------------------------------------------------------------------------------------------------------------------
Total Return(1)                                     3.44%           6.98%          6.84%          8.10%        6.10%      5.30%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)     $2,194,790      $1,909,266     $1,611,735     $1,092,186     $611,588   $683,393
Ratios (As a percentage of average daily
  net assets):
  Operating expenses(2)                             1.28%+          1.31%          1.35%          1.45%        1.63%      1.55%
  Interest expense(2)                               0.01%+          0.01%          0.04%          0.16%        0.21%      0.22%
  Net investment income                             6.85%+          6.76%          6.81%          7.57%        5.95%      4.98%
Portfolio turnover(3)                               --              --             --                5%          60%        37%
------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE PRIME RATE RESERVES as of June 30, 1998
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

LEVERAGE ANALYSIS
--------------------------------------------------------------------------------------------------------------------------
BORROWINGS FROM ISSUANCE      AMOUNT OF DEBT       AVERAGE DAILY BALANCE      AVERAGE DAILY BALANCE      AVERAGE AMOUNT OF
OF COMMERCIAL PAPER --        OUTSTANDING AT       OF DEBT OUTSTANDING        OF SHARES OUTSTANDING      DEBT PER SHARE
YEAR ENDED                    END OF YEAR          DURING YEAR                DURING YEAR                DURING YEAR
--------------------------------------------------------------------------------------------------------------------------
December 31, 1993             $17,981,224          $24,585,000                85,859,000                 $0.2863
December 31, 1994              20,403,169           10,236,000                63,465,000                  0.1613
December 31, 1995(4)                  --             9,688,000                62,118,000                  0.1560
--------------------------------------------------------------------------------------------------------------------------

  +  Annualized.
 ++  Represents less than $0.0001 per share.
(1)  Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2)  Includes the Trust's share of its corresponding Portfolio's allocated expenses for the period the Trust was investing in the
     Portfolio.
(3)  Portfolio Turnover represents the rate of portfolio activity for the period while the Trust was making investments directly in securities. The portfolio turnover rate for the period since the Trust transferred all of its investable assets to the
     Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(4)  The Leverage Analysis is for the period from January 1, 1995 to February 21, 1995, when the Trust transferred the Commercial
     Paper program to the Portfolio.

                       See notes to financial statements

EATON VANCE PRIME RATE RESERVES as of June 30, 1998
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------


1 SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------
  Eaton Vance Prime Rate Reserves (the Trust) is a non-diversified closed-end management investment company. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The Trust invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Trust. The value of the Trust's investment in the Portfolio reflects the Trust's proportionate interest in the net assets of the Portfolio (45.3%) at June
  30, 1998. The performance of the Trust is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere on this report and should be read in conjunction with the Trust's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B INCOME -- The Trust's net investment income consists of the Trust's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Trust determined in accordance with generally accepted accounting principles.

  C FEDERAL TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1997, the Trust, for federal income tax purposes had a capital loss carryover of $8,206,047 which will expire on December 31, 2004 ($1,415,460) and December 31, 2005 ($6,790,587). These amounts will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

  D OTHER -- Investment transactions are accounted for on a trade date basis.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust or the Portfolio maintain with IBT. All significant credit balances used to reduce the Fund's custodian fee are reported as a reduction of expenses on the statement of operations.

  G INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
  The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration.
  Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 SHARES OF BENEFICIAL INTEREST
--------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
  The Trust operates as an interval fund, meaning that it continuously accepts new shareholder investments but permits share repurchases at net asset value only once a quarter. The price will be established at the close of business on the last day the repurchase offer is open. An early withdrawal charge will be imposed on most shares accepted for repurchase which have been held less than four years (see Note 5). The Trustees approved repurchase offers for the periods from February 2, 1998 to February 23, 1998, May 1, 1998 to
  May 22, 1998 and August 3, 1998 to August 24, 1998. Transactions in Trust shares were as follows:

                                  SIX MONTHS ENDED
                                  JUNE 30, 1998      YEAR ENDED
                                  (UNAUDITED)        DECEMBER 31, 1997
  --------------------------------------------------------------------
  Sales                              41,009,767             48,046,520
  Issued to shareholders electing
    to receive payments of
    distributions in Trust shares     3,672,709              6,345,720
  Redemptions                       (16,107,195)           (24,587,904)
  --------------------------------------------------------------------
  NET INCREASE                       28,575,281             29,804,336
  --------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Trust. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% per annum) of the average daily gross assets of the Portfolio attributable to the Trust, is paid to EVM for managing and administering business affairs of the Trust. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Trust and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. Certain of the officers and Trustees of the Trust and the Portfolio are officers and directors/trustees of the above organizations.

5 EARLY WITHDRAWAL CHARGE
--------------------------------------------------------------------------------
  Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, serves as the Trust's principal underwriter. EVD compensates authorized dealers for sales commissions at a rate of 3% of the purchase price of shares purchased through such dealers. EVD also pays additional compensation to each dealer ranging from 0.10% to 0.30% per annum of the value of Trust shares sold by such dealer that are outstanding for specified periods of time. An early withdrawal charge to recover distribution costs will be charged to redeeming shareholders and paid to EVD in connection with most shares held for less than four years which are accepted by the Trust for repurchase. The early withdrawal charge is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining to 2.5%, 2%, 1% and 0% in the second, third and fourth year and thereafter, respectively.
  The early withdrawal charge will be imposed on those shares redeemed, the value of which exceeds the aggregate value at the time the tender is accepted of: (a) all shares in the account purchased more than four years prior to such acceptance, (b) all shares in the account acquired through reinvestment of distribution and (c) the increase, if any, in value of all other shares in the account (namely those purchased within the four years preceding the acceptance) over the purchase price of such shares. In determining whether an early withdrawal charge is payable, it is assumed that the redemption is made from the earliest purchase of shares. The total early withdrawal charges received by EVD for the six months ended June 30, 1998 amounted to approximately $1,528,600.

6 INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
  Increases and decreases in the Trust's investment in the Portfolio for the six months ended June, 30, 1998 aggregated $415,015,863 and $206,168,676, respectively.

Senior Debt Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)

Senior, Secured, Floating-Rate
Interests -- 97.71%

Principal
Amount        Borrower/Business Description                           Value
--------------------------------------------------------------------------------

             Aerospace/Defense -- 2.63%
--------------------------------------------------------------------------------
             Aerostructures Corporation
$12,064,530  Term loan, maturing December 31, 2003               $   12,064,530

             Fairchild Holdings Corporation
 15,000,000  Term loan, maturing June 18, 2004                       15,000,000

             K&F Industries, Inc.
 15,831,227  Term loan, maturing September 30, 2005                  15,831,227
  4,990,800  Term loan, maturing October 15, 2005                     4,990,800

             SWM Holdings, Inc.
  5,000,000  Term loan, maturing May 27, 2005                         5,000,000

             TransTechnology Corporation
  1,871,528  Revolving loan, maturing December 31, 2000               1,871,528
    914,702  Term loan, maturing December 31, 2000                      914,702
  7,050,000  Term loan, maturing June 30, 2002                        7,050,000

             Tri-Star, Inc.
 14,900,000  Term loan, maturing September 30, 2003                  14,900,000

             United Defense Industries, Inc.
 25,224,878  Term loan, maturing October 6, 2005                     25,224,878
 24,500,782  Term loan, maturing October 6, 2006                     24,500,782
-------------------------------------------------------------------------------
                                                                 $  127,348,447
-------------------------------------------------------------------------------

             Airlines -- 0.39%
-------------------------------------------------------------------------------
             Continental Airlines, Inc.
$18,738,355  Term loan, maturing December 31, 2006               $   18,738,355
-------------------------------------------------------------------------------
                                                                 $   18,738,355
-------------------------------------------------------------------------------

             Auto Parts - Aftermarket -- 3.65%
-------------------------------------------------------------------------------
             AAS Holdings, LLC
$ 4,024,443  Term loan, maturing October 30, 2004                $    4,024,443

             CSK Auto, Inc.
 20,940,000  Term loan, maturing October 31, 2003                    20,940,000

             Exide Corporation
 35,892,000  Term loan, maturing March 18, 2005                      35,892,000

             Federal-Mogul Corporation
 60,000,000  Term loan, maturing December 31, 2005                   60,000,000

             Keystone Automotive Operations, Inc.
 12,460,938  Term loan, maturing March 31, 2006                      12,460,938

             Lund Industries, Incorporated
  6,000,000  Term loan, maturing December 31, 2004                    6,000,000

             Plas-Tech (Engineered) Products, Inc.
  6,058,824  Term loan, maturing April 1, 2002                        6,058,824
  3,941,176  Term loan, maturing April 1, 2004                        3,941,176

             Safelite Glass Corp.
 13,750,000  Term loan, maturing December 17, 2004                   13,750,000
 13,750,000  Term loan, maturing December 17, 2005                   13,750,000
-------------------------------------------------------------------------------
                                                                 $  176,817,381
-------------------------------------------------------------------------------

             Automobile -- 1.73%
-------------------------------------------------------------------------------
             Accuride Corporation
$ 9,000,000  Term loan, maturing January 21, 2006                $    9,000,000

             American Axle & Manufacturing, Inc.
 29,000,000  Term loan, maturing April 30, 2006                      29,000,000

             Breed Technologies, Inc.
 15,000,000  Term loan, maturing April 27, 2006                      15,000,000

             Cambridge Industries, Inc.
 25,870,000  Term loan, maturing June 30, 2005                       25,870,000

             Stanadyne Automotive Corporation
  4,900,000  Term loan, maturing December 10, 2004                    4,900,000
-------------------------------------------------------------------------------
                                                                 $   83,770,000
-------------------------------------------------------------------------------

             Beverages - Soft Drink -- 0.31%
-------------------------------------------------------------------------------
             Dr. Pepper Bottling Holdings, Inc.
$15,000,000  Term loan, maturing December 31, 2005               $   15,000,000
-------------------------------------------------------------------------------
                                                                 $   15,000,000
-------------------------------------------------------------------------------

             Broadcast Media -- 5.22%
-------------------------------------------------------------------------------
             Bahakel Communications, Ltd
$10,000,000  Term loan, maturing December 31, 2005               $   10,000,000

             Benedek Broadcasting Corporation
 15,057,209  Term loan, maturing May 1, 2001                         15,057,209
  7,051,479  Term loan, maturing November 1, 2002                     7,051,479
  2,500,000  Term loan, maturing December 31, 2004                    2,500,000

             Capstar Radio Broadcasting Corp
 30,000,000  Term loan, maturing May 31, 2005                        30,000,000

             Chancellor Radio Broadcast Company
  5,889,395  Revolving loan, maturing June 26, 2004                   5,889,395
 57,477,947  Term loan, maturing June 30, 2005                       57,477,947

             Comcorp Broadcasting, Inc.
  5,975,610  Term loan, maturing September 30, 2005                   5,975,610

             Jacor Communications Company
 17,000,000  Term loan, maturing December 31, 2004                   17,000,000

             Lin Television Corp.
  9,000,000  Term loan, maturing March 31, 2007                       9,000,000

             Retlaw Broadcasting, L.L.C.
  7,500,000  Term loan, maturing March 31, 2006                       7,500,000

             Sinclair Broadcast Group, Inc.
 50,000,000  Term loan, maturing August 15, 2005                     50,000,000

             Sullivan Broadcasting Company, Inc.
  3,872,340  Revolving loan, maturing December 31, 2003               3,872,340
 24,311,626  Term loan, maturing December 31, 2003                   24,311,626

             White Knight Broadcasting, Inc.
  7,280,488  Term loan, maturing September 30, 2005                   7,280,488
-------------------------------------------------------------------------------
                                                                 $  252,916,094
-------------------------------------------------------------------------------

             Building Material -- 2.06%
-------------------------------------------------------------------------------
             Dal-Tile Group Inc.
$ 1,741,584  Revolving loan, maturing December 31, 2002          $    1,741,584
  5,281,895  Term loan, maturing December 31, 2002                    5,281,895

             Dayton Superior Corporation
 10,000,000  Term loan, maturing September 29, 2005                  10,000,000

             Falcon Building Products, Inc.
 10,688,571  Term loan, maturing June 30, 2005                       10,688,571

             National Gypsum Company
 49,657,707  Term loan, maturing September 20, 2003                  49,657,707
 10,000,000  Term loan, maturing March 25, 2004                      10,000,000

             Reliant Building Products, Inc.
 12,451,923  Term loan, maturing March 31, 2004                      12,451,923
-------------------------------------------------------------------------------
                                                                 $   99,821,680
-------------------------------------------------------------------------------

             Cable and Wireless -- 6.56%
-------------------------------------------------------------------------------
             Charter Communications Ent. I, L.P.
$ 1,872,762  Revolving loan, maturing December 31, 2003          $    1,872,762
 14,789,774  Term loan, maturing December 31, 2003                   14,789,774

             Charter Communications Ent. II, L.P.
 18,000,000  Term loan, maturing March 31, 2006                      18,000,000

             Charter Communications Properties LLC
  7,500,000  Term loan, maturing June 30, 2007                        7,500,000

             Chelsea Communications, Inc.
 10,000,000  Term loan, maturing December 31, 2004                   10,000,000

             Classic Cable, Inc.
  8,558,233  Revolving loan, maturing June 30, 2004                   8,558,233
  4,433,282  Term loan, maturing June 30, 2004                        4,433,282
  9,796,225  Term loan, maturing June 30, 2005                        9,796,225

             Frontiervision Operating Partners, L.P.
 15,000,000  Term loan, maturing March 31, 2006                      15,000,000

             Insight Communications Company, LP
  5,000,000  Term loan, maturing December 31, 2006                    5,000,000

             Intermedia Partners Group - VI
 39,500,000  Term loan, maturing December 31, 2007                   39,500,000
  9,500,000  Term loan, maturing April 30, 2008                       9,500,000

             Intermedia Partners IV, L.P.
 41,000,000  Term loan, maturing January 1, 2005                     41,000,000

             Marcus Cable Operating Company, L.P.
  4,910,464  Revolving loan, maturing December 31, 2002               4,910,464
 26,112,127  Term loan, maturing December 31, 2002                   26,112,127
 40,792,405  Term loan, maturing April 30, 2004                      40,792,405

             Renaissance Media LLC
  1,374,886  Term loan, maturing March 31, 2006                       1,374,886
  4,659,091  Term loan, maturing September 30, 2006                   4,659,091

             TCI Pacific, Inc.
  7,523,810  Term loan, maturing September 30, 2004                   7,523,810
 47,500,000  Term loan, maturing December 31, 2004                   47,500,000
-------------------------------------------------------------------------------
                                                                 $  317,823,059
-------------------------------------------------------------------------------

             Chemicals -- 2.29%
-------------------------------------------------------------------------------
             AOC, LLC.
$ 7,500,000  Term loan, maturing September 30, 2006              $    7,500,000

             Huntsman Corporation
  1,880,808  Term loan, maturing September 30, 2003                   1,880,808
 20,825,000  Term loan, maturing December 31, 2004                   20,825,000
  7,425,000  Term loan, maturing December 31, 2005                    7,425,000

             Huntsman Specialty Chemicals Corporation
  7,240,491  Term loan, maturing March 15, 2002                       7,240,491
  9,900,000  Term loan, maturing March 15, 2004                       9,900,000
  9,900,000  Term loan, maturing March 15, 2005                       9,900,000

             Polymer Group, Inc.
  8,964,000  Term loan, maturing December 20, 2005                    8,964,000

             Sterling Pulp Chemicals (Sask) Ltd.
  7,172,013  Term loan, maturing June 30, 2005                        7,172,013

             STX Chemicals Corp.
 20,949,953  Term loan, maturing September 30, 2004                  20,949,953

             The General Chemical Group, Inc.
  9,000,000  Term loan, maturing June 15, 2004                        9,000,000
-------------------------------------------------------------------------------
                                                                 $  110,757,265
-------------------------------------------------------------------------------

             Chemicals - Specialty -- 0.27%
-------------------------------------------------------------------------------
             GEO Specialty Chemicals, Inc.
$ 4,950,000  Term loan, maturing March 25, 2004                  $    4,950,000

             Vinings Industries, Inc.
  8,137,551  Term loan, maturing March 31, 2005                       8,137,551
-------------------------------------------------------------------------------
                                                                 $   13,087,551
-------------------------------------------------------------------------------

             Coal -- 1.01%
-------------------------------------------------------------------------------
             Alliance Coal Corporation
$ 3,674,569  Term loan, maturing December 31, 2001               $    3,674,569
  6,520,615  Term loan, maturing December 31, 2002                    6,520,615

             P&L Coal Holdings Corporation
 28,500,000  Term loan, maturing June 30, 2006                       28,500,000

             Quaker Coal Company
 10,000,000  Term loan, maturing June 30, 2006                       10,000,000
-------------------------------------------------------------------------------
                                                                 $   48,695,184
-------------------------------------------------------------------------------

             Commercial Services -- 4.98%
-------------------------------------------------------------------------------
             Advanstar Communications Inc.
$17,000,000  Term loan, maturing April 30, 2005                  $   17,000,000

             American Floral Services, Inc.
  4,916,667  Term loan, maturing June 30, 2004                        4,916,667

             Brickman Holdings Corp
  6,994,882  Term loan, maturing January 14, 2006                     6,994,882

             Caterair International Corporation
 40,033,560  Term loan, maturing March 1, 2007                       40,033,560

             Erickson Air-Crane Co.
  8,910,000  Term loan, maturing December 31, 2004                    8,910,000

             LES, Inc.
 26,545,455  Term loan, maturing April 3, 2005                       26,545,455
 26,545,455  Term loan, maturing April 3, 2006                       26,545,455

             Morris Material Handling, Inc.
  6,982,500  Term loan, maturing March 31, 2003                       6,982,500

             Nebraska Book Company, Inc.
  5,000,000  Term loan, maturing March 31, 2006                       5,000,000

             Omni Services, Inc.
 22,794,874  Term loan, maturing October 30, 2005                    22,794,874

             Outdoor Systems, Inc.
 21,950,000  Term loan, maturing June 30, 2004                       21,950,000

             Outsourcing Solutions, Corp.
 14,137,657  Term loan, maturing October 15, 2003                    14,137,657

             PSI Acquisition Corporation
 17,000,000  Term loan, maturing September 30, 2003                  17,000,000

             SC International Services, Inc.
 22,518,877  Term loan, maturing March 1, 2007                       22,518,877
-------------------------------------------------------------------------------
                                                                 $  241,329,927
-------------------------------------------------------------------------------

             Communications - Equip/mfrs -- 1.39%
-------------------------------------------------------------------------------
             Amphenol Corporation
$15,753,886  Term loan, maturing May 19, 2005                    $   15,753,886
 15,464,864  Term loan, maturing May 19, 2006                        15,464,864

             Communications & Power Industries, Inc.
  1,125,000  Term loan, maturing August 11, 2000                      1,125,000
  5,483,333  Term loan, maturing August 12, 2002                      5,483,333

             Prodelin Holding Corporation
 12,000,000  Term loan, maturing May 31, 2006                        12,000,000

             Telex Communications, Inc.
  4,980,769  Term loan, maturing November 6, 2004                     4,980,769

             Viasystems, Inc.
  5,978,571  Term loan, maturing March 31, 2004                       5,978,571
  3,945,455  Term loan, maturing June 30, 2004                        3,945,455
  2,400,000  Term loan, maturing June 30, 2005                        2,400,000
-------------------------------------------------------------------------------
                                                                 $   67,131,878
-------------------------------------------------------------------------------

             Computer Software & Services -- 1.38%
-------------------------------------------------------------------------------
             Bridge Information Systems America, Inc.
$20,000,000  Term loan, maturing May 29, 2005                    $   20,000,000

             Decisionone Corporation
  2,689,333  Revolving loan, maturing August 7, 2003                  2,689,333
 16,900,000  Term loan, maturing August 7, 2003                      16,900,000
  2,399,164  Term loan, maturing August 7, 2005                       2,399,164

             Paul G. Allen
 25,000,000  Term loan, maturing June 10, 2003                       25,000,000
-------------------------------------------------------------------------------
                                                                 $   66,988,497
-------------------------------------------------------------------------------

             Computer Systems -- 0.45%
-------------------------------------------------------------------------------
             Celestica North America Inc.
$ 8,372,500  Term loan, maturing June 30, 2003                   $    8,372,500

             Genicom Corporation
 13,246,875  Term loan, maturing September 5, 2004                   13,246,875
-------------------------------------------------------------------------------
                                                                 $   21,619,375
-------------------------------------------------------------------------------

             Conglomerates -- 2.05%
-------------------------------------------------------------------------------
             American Marketing Industries, Inc.
$ 1,200,000  Term loan, maturing August 31, 2001                 $    1,200,000
  3,412,500  Term loan, maturing November 30, 2002                    3,412,500
  6,517,500  Term loan, maturing November 30, 2003                    6,517,500
  5,730,002  Term loan, maturing November 30, 2004                    5,730,002
  5,486,250  Term loan, maturing November 16, 2005                    5,486,250

             E & S Holdings Corporation
  1,808,235  Revolving loan, maturing September 30, 2003              1,808,235
  2,058,824  Term loan, maturing September 30, 2003                   2,058,824
  6,222,222  Term loan, maturing September 30, 2004                   6,222,222
  6,222,222  Term loan, maturing September 30, 2005                   6,222,222
  3,555,556  Term loan, maturing March 30, 2006                       3,555,556

             Fenway Holdings, L.L.C.
  4,743,634  Term loan, maturing September 15, 2002                   4,743,634

             Fisher Scientific International Inc.
  3,319,295  Term loan, maturing January 21, 2007                     3,319,295
  2,296,952  Term loan, maturing October 21, 2007                     2,296,952

             Florida Panthers Holdings, Inc.
 15,000,000  Term loan, maturing July 15, 1998                       15,000,000

             Seminis, Inc.
  9,580,400  Term loan, maturing December 31, 2003                    9,580,400
 14,370,601  Term loan, maturing December 31, 2004                   14,370,601

             Smarte Carte Corporation
    467,742  Term loan, maturing December 31, 2001                      467,742
  2,871,429  Term loan, maturing June 30, 2003                        2,871,429
  4,365,000  Term loan, maturing June 30, 2004                        4,365,000
-------------------------------------------------------------------------------
                                                                 $   99,228,364
-------------------------------------------------------------------------------

             Containers - Metal & Glass -- 1.85%
-------------------------------------------------------------------------------
             Calmar, Inc.
$10,813,175  Term loan, maturing September 15, 2003              $   10,813,175
  4,372,500  Term loan, maturing June 15, 2004                        4,372,500

             Graham Packaging Company
  4,905,469  Term loan, maturing January 31, 2006                     4,905,469
  4,064,531  Term loan, maturing January 31, 2007                     4,064,531

             Reid Plastics, Inc.
  9,915,049  Term loan, maturing November 12, 2003                    9,915,049
  7,500,000  Term loan, maturing November 12, 2004                    7,500,000

             Russell-Stanley Holdings, Inc.
 13,975,000  Term loan, maturing September 30, 2005                  13,975,000

             Silgan Holdings Inc.
 16,461,775  Term loan, maturing June 30, 2005                       16,461,775

             Tekni-Plex, Inc.
 10,174,500  Term loan, maturing March 31, 2006                      10,174,500

             Truseal Technologies, Inc.
  7,319,182  Term loan, maturing July 1, 2004                         7,319,182
-------------------------------------------------------------------------------
                                                                 $   89,501,181
-------------------------------------------------------------------------------

             Containers - Paper -- 4.95%
-------------------------------------------------------------------------------
             CFS Holding N.V.
$ 9,398,729  Term loan, maturing June 30, 2005                   $    9,398,729

             Gaylord Container Corporation
 10,000,000  Term loan, maturing June 19, 2004                       10,000,000

             IPC, Inc.
 40,196,250  Term loan, maturing September 30, 2004                  40,196,250

             Jefferson Smurfit Corporation
 10,000,000  Term loan, maturing March 24, 2005                      10,000,000
 15,000,000  Term loan, maturing March 31, 2005                      15,000,000
 47,000,000  Term loan, maturing March 24, 2006                      47,000,000

             RIC Holding, Inc.
  8,281,061  Revolving loan, maturing February 28, 2003               8,281,061
 15,038,657  Term loan, maturing February 28, 2003                   15,038,657
 10,457,463  Term loan, maturing February 28, 2004                   10,457,463
  4,143,945  Term loan, maturing August 28, 2004                      4,143,945

             Stone Container Corporation
 13,823,792  Term loan, maturing April 1, 2000                       13,823,792
 44,714,522  Term loan, maturing October 1, 2003                     44,714,522

             Stronghaven, Inc.
 11,781,257  Term loan, maturing May 15, 2004                        11,781,257
-------------------------------------------------------------------------------
                                                                 $  239,835,676
-------------------------------------------------------------------------------

             Cosmetics -- 1.97%
-------------------------------------------------------------------------------
             AM Cosmetics, Inc.
$   948,718  Term loan, maturing June 30, 2003                   $      939,231
 12,904,987  Term loan, maturing December 31, 2004                   12,775,938

             Mary Kay Inc.
 19,941,748  Term loan, maturing March 6, 2004                       19,941,748

             Revlon Consumer Products Corporation
 61,690,000  Term loan, maturing May 29, 2002                        61,690,000
-------------------------------------------------------------------------------
                                                                 $   95,346,917
-------------------------------------------------------------------------------

             Drugs -- 0.30%
-------------------------------------------------------------------------------
             King Pharmaceuticals, Inc.
$ 7,711,250  Term loan, maturing December 31, 2005               $    7,711,250

             Robert's Pharmaceutical Corporation
  7,000,000  Term loan, maturing June 30, 2003                        7,000,000
-------------------------------------------------------------------------------
                                                                 $   14,711,250
-------------------------------------------------------------------------------

             Electrical Power -- 0.22%
-------------------------------------------------------------------------------
             Bangor Hydro-Electric Company
$10,500,000  Term loan, maturing June 29, 1998                   $   10,500,000
-------------------------------------------------------------------------------
                                                                 $   10,500,000
-------------------------------------------------------------------------------

             Electronics - Defense -- 0.19%
-------------------------------------------------------------------------------
             SPD Holdings, Inc.
$   690,360  Revolving loan, maturing June 30, 2002              $      690,360
  1,023,750  Term loan, maturing June 30, 2002                        1,023,750
  7,553,000  Term loan, maturing June 30, 2004                        7,553,000
-------------------------------------------------------------------------------
                                                                 $    9,267,110
-------------------------------------------------------------------------------

             Electronics - Instrumentation -- 0.22%
-------------------------------------------------------------------------------
             Details, Inc.
$ 5,000,000  Term loan, maturing October 27, 2003                $    5,000,000
  1,000,000  Term loan, maturing October 27, 2004                     1,000,000

             Packard Bioscience Company
  4,862,500  Term loan, maturing March 31, 2003                       4,862,500
-------------------------------------------------------------------------------
                                                                 $   10,862,500
-------------------------------------------------------------------------------

             Engineering & Construction -- 0.41%
-------------------------------------------------------------------------------
             International Technology Corporation
$10,000,000  Term loan, maturing June 11, 2006                   $   10,000,000

             U.S. Aggregates, Inc.
 10,000,000  Term loan, maturing March 31, 2006                      10,000,000
-------------------------------------------------------------------------------
                                                                 $   20,000,000
-------------------------------------------------------------------------------

             Entertainment -- 0.61%
-------------------------------------------------------------------------------
             Regal Cinemas Inc.
$ 5,647,059  Term loan, maturing May 27, 2006                    $    5,647,059
  6,352,941  Term loan, maturing May 27, 2007                         6,352,941

             SFX Entertainment Inc.
  7,500,000  Term loan, maturing March 31, 2006                       7,500,000

             United Artists Theatre Company
 10,000,000  Term loan, maturing April 21, 2006                      10,000,000
-------------------------------------------------------------------------------
                                                                 $   29,500,000
-------------------------------------------------------------------------------

             Financial - Misc. -- 0.23%
-------------------------------------------------------------------------------
             Altamira Management Ltd.
$11,353,030  Term loan, maturing September 30, 2004              $   11,353,030
-------------------------------------------------------------------------------
                                                                 $   11,353,030
-------------------------------------------------------------------------------

             Food Wholesalers -- 0.75%
-------------------------------------------------------------------------------
             Fleming Companies, Inc.
$27,433,163  Term loan, maturing July 25, 2004                   $   27,433,163

             Volume Services, Inc.
  1,485,000  Revolving loan, maturing December 31, 2000               1,485,000
  4,951,850  Term loan, maturing December 31, 2002                    4,951,850
  2,475,813  Term loan, maturing December 31, 2003                    2,475,813
-------------------------------------------------------------------------------
                                                                 $   36,345,826
-------------------------------------------------------------------------------

             Foods -- 3.61%
-------------------------------------------------------------------------------
             Aurora Foods
$ 7,237,917  Term loan, maturing December 31, 2005               $    7,237,917
  7,237,917  Term loan, maturing June 30, 2006                        7,237,917

             Del Monte Corporation
  6,181,818  Term loan, maturing March 31, 2003                       6,181,818
 59,889,728  Term loan, maturing March 31, 2005                      59,889,728

             Eagle Family Foods, Inc.
 12,464,286  Term loan, maturing December 31, 2005                   12,464,286

             Favorite Brands International, Inc.
 12,500,000  Term loan, maturing May 19, 2005                        12,500,000

             Huntsman Packaging Corp
  7,500,000  Term loan, maturing June 30, 2006                        7,500,000

             International Home Foods, Inc.
     48,889  Revolving loan, maturing March 31, 2003                     48,889
  1,951,725  Term loan, maturing March 31, 2003                       1,951,725
 17,976,000  Term loan, maturing September 30, 2005                  17,976,000

             Purina Mills, Inc.
  8,993,250  Term loan, maturing March 12, 2007                       8,993,250

             Southern Foods Group, L.P.
  3,922,240  Term loan, maturing February 28, 2006                    3,922,240

             Specialty Foods Corporation
 19,041,096  Term loan, maturing January 31, 2000                    19,041,096

             Van De Kamps
  6,088,299  Term loan, maturing April 30, 2003                       6,088,299
  3,824,924  Term loan, maturing September 30, 2003                   3,824,924
-------------------------------------------------------------------------------
                                                                 $  174,858,089
-------------------------------------------------------------------------------

             Hardware & Tools -- 0.25%
-------------------------------------------------------------------------------
             Werner Holding Co.
$ 7,321,500  Term loan, maturing November 30, 2004               $    7,321,500
  4,937,625  Term loan, maturing November 30, 2005                    4,937,625
-------------------------------------------------------------------------------
                                                                 $   12,259,125
-------------------------------------------------------------------------------

             Health Care - Diversified -- 1.69%
-------------------------------------------------------------------------------
             Conmed Corporation
$ 6,405,612  Term loan, maturing December 30, 2004               $    6,405,612

             FHC Health Systems, Inc.
  6,250,000  Term loan, maturing April 30, 2005                       6,250,000
  6,250,000  Term loan, maturing April 30, 2006                       6,250,000

             Integrated Health Services, Inc.
 33,000,000  Term loan, maturing September 15, 2003                  33,000,000
 20,000,000  Term loan, maturing December 31, 2005                   20,000,000

             Oxford Health Plans, Inc.
 10,000,000  Term loan, maturing May 13, 2003                        10,000,000
-------------------------------------------------------------------------------
                                                                 $   81,905,612
-------------------------------------------------------------------------------

             Health Care - Misc. -- 6.15%
-------------------------------------------------------------------------------
             Community Health Systems, Inc.
$12,513,699  Term loan, maturing December 31, 2003               $   12,513,699
 12,513,699  Term loan, maturing December 31, 2004                   12,513,699
  9,397,260  Term loan, maturing December 31, 2005                    9,397,260

             Extendicare Health Services, Inc.
 31,342,500  Term loan, maturing December 31, 2004                   31,342,500

             Genesis Health Ventures, Inc.
 10,608,721  Term loan, maturing September 30, 2004                  10,608,721
 10,555,410  Term loan, maturing June 1, 2005                        10,555,410

             Alaris Corporation
  8,376,000  Term loan, maturing November 30, 2002                    8,376,000
  5,267,610  Term loan, maturing November 30, 2003                    5,267,610
  5,267,610  Term loan, maturing November 30, 2004                    5,267,610
  4,957,750  Term loan, maturing May 31, 2005                         4,957,750

             Kinetic Concepts, Inc.
  5,223,750  Term loan, maturing December 31, 2004                    5,223,750
  5,223,750  Term loan, maturing December 31, 2005                    5,223,750

             Leiner Health Products Inc.
  7,937,953  Term loan, maturing December 30, 2004                    7,937,953
  6,948,754  Term loan, maturing December 30, 2005                    6,948,754

             Magellan Health Services, Inc.
 12,000,000  Term loan, maturing February 12, 2005                   12,000,000
 12,000,000  Term loan, maturing February 12, 2006                   12,000,000

             Mediq/Prn Life Support Services
 16,000,000  Term loan, maturing May 29, 2006                        16,000,000

             National Medical Care, Inc.
 20,000,000  Term loan, maturing September 30, 2003                  20,000,000

             Paragon Health Network, Inc.
 12,500,000  Term loan, maturing March 31, 2005                      12,500,000
 12,500,000  Term loan, maturing March 31, 2006                      12,500,000

             SMT Health Services
  9,925,000  Term loan, maturing August 31, 2003                      9,925,000

             Sun Healthcare Group, Inc.
  4,552,876  Term loan, maturing October 9, 2004                      4,552,876
  4,552,876  Term loan, maturing October 9, 2005                      4,552,876

             The Multicare Companies Inc.
  7,956,540  Term loan, maturing September 30, 2004                   7,956,540
  2,638,853  Term loan, maturing June 1, 2005                         2,638,853

             Total Renal Care Holdings, Inc.
 43,000,000  Term loan, maturing March 31, 2008                      43,000,000

             WGL Acquisition Corp.
  3,940,000  Term loan, maturing July 10, 2004                        3,940,000
-------------------------------------------------------------------------------
                                                                 $  297,700,611
-------------------------------------------------------------------------------

             Heavy Duty Trucks & Parts -- 0.17%
-------------------------------------------------------------------------------
             Oshkosh Truck Corporation
$ 4,200,000  Term loan, maturing March 31, 2005                  $    4,200,000
  4,200,000  Term loan, maturing March 31, 2006                       4,200,000
-------------------------------------------------------------------------------
                                                                 $    8,400,000
-------------------------------------------------------------------------------

             Hotels - Motels -- 3.49%
-------------------------------------------------------------------------------
             Allegro Resorts Corporation
$19,900,000  Term loan, maturing February 11, 2005               $   19,900,000

             Aztar Corporation
  8,000,000  Term loan, maturing June 30, 2005                        8,000,000

             Capstar Hotel Company
 17,428,125  Term loan, maturing June 30, 2004                       17,428,125

             Extended Stay America, Inc.
  1,000,000  Term loan, maturing December 31, 2002                    1,000,000
  7,500,000  Term loan, maturing December 31, 2003                    7,500,000

             HMC Capital Resources Corp.
    532,800  Term loan, maturing June 17, 2004                          532,800

             Patriot American Hospitality, Inc.
 11,764,706  Term loan, maturing March 31, 1999                      11,764,706
 13,235,294  Term loan, maturing March 31, 2000                      13,235,294
 25,000,000  Term loan, maturing March 31, 2003                      25,000,000

             Starwood Hotels & Resorts
 24,636,364  Term loan, maturing February 23, 1999                   24,636,364
 40,000,000  Term loan, maturing February 23, 2003                   40,000,000
-------------------------------------------------------------------------------
                                                                 $  168,997,289
-------------------------------------------------------------------------------

             Household Furnishings -- 2.91%
-------------------------------------------------------------------------------
             Alliance Laundry Holdings LLC.
$14,500,000  Term loan, maturing September 30, 2005              $   14,500,000

             Furniture Brands International, Inc.
 40,000,000  Term loan, maturing June 27, 2007                       40,000,000

             Goodman Manufacturing Company, L.P.
  8,779,536  Term loan, maturing September 30, 2003                   8,779,536
 16,962,517  Term loan, maturing September 30, 2004                  16,962,517
 16,962,517  Term loan, maturing September 30, 2005                  16,962,517

             Home Interiors & Gifts, Inc.
  9,000,000  Term loan, maturing June 30, 2006                        9,000,000

             Sealy Mattress Company
  6,046,061  Term loan, maturing December 15, 2004                    6,046,061
  4,353,939  Term loan, maturing December 15, 2005                    4,353,939
  5,563,637  Term loan, maturing December 15, 2006                    5,563,637

             Simmons Company
  6,372,320  Term loan, maturing March 31, 2003                       6,372,320

             The Boyds Collection, Ltd.
 12,125,000  Term loan, maturing April 21, 2006                      12,125,000
-------------------------------------------------------------------------------
                                                                 $  140,665,527
-------------------------------------------------------------------------------

             Household Products -- 1.26%
-------------------------------------------------------------------------------
             BMK, Inc.
$ 5,422,605  Term loan, maturing June 30, 2004                   $    5,422,605

             Diamond Brands Operating Corp.
    365,000  Revolving loan, maturing March 31, 2004                    365,000
  1,936,364  Term loan, maturing March 31, 2005                       1,936,364
  6,483,750  Term loan, maturing March 31, 2006                       6,483,750

             Playtex Products, Inc.
 31,730,071  Term loan, maturing June 15, 2003                       31,730,071

             The Imperial Home Decor Group Inc.
  9,406,250  Term loan, maturing March 12, 2005                       9,406,250
  5,593,750  Term loan, maturing March 12, 2006                       5,593,750
-------------------------------------------------------------------------------
                                                                 $   60,937,790
-------------------------------------------------------------------------------

             Housewares -- 0.46%
-------------------------------------------------------------------------------
             Corning Consumer Products Company
$ 8,000,000  Term loan, maturing October 9, 2006                 $    8,000,000

             Pillowtex Corporation
 14,427,500  Term loan, maturing December 31, 2004                   14,427,500
-------------------------------------------------------------------------------
                                                                 $   22,427,500
-------------------------------------------------------------------------------

             Insurance Brokers -- 0.38%
-------------------------------------------------------------------------------
             Acordia, Inc.
$ 5,900,000  Term loan, maturing September 30, 2004              $    5,900,000

             TRG Holding Corporation
 12,675,000  Term loan, maturing January 7, 2003                     12,675,000
-------------------------------------------------------------------------------
                                                                 $   18,575,000
-------------------------------------------------------------------------------

             Leisure Time -- 3.54%
-------------------------------------------------------------------------------
             24 Hour Fitness, Inc.
$10,000,000  Term loan, maturing December 31, 2004               $   10,000,000

             Alliance Gaming Corporation
  7,102,679  Term loan, maturing January 31, 2005                     7,102,679
  2,835,714  Term loan, maturing July 31, 2005                        2,835,714

             AMF Bowling Worldwide, Inc.
 12,179,873  Term loan, maturing March 31, 2002                      12,179,873
  6,641,066  Term loan, maturing March 31, 2003                       6,641,066
  6,053,976  Term loan, maturing March 31, 2004                       6,053,976

             Amfac Resorts, Inc.
  5,000,000  Term loan, maturing September 30, 2003                   5,000,000
  5,000,000  Term loan, maturing September 30, 2004                   5,000,000

             ASC East, Inc.
  3,857,143  Term loan, maturing May 31, 2006                         3,857,143

             ASC West, Inc.
  9,642,857  Term loan, maturing May 31, 2006                         9,642,857

             Interval International Corp.
  6,591,875  Term loan, maturing December 16, 2005                    6,591,875
  6,591,875  Term loan, maturing December 15, 2006                    6,591,875

             KSL Recreation Group, Inc.
  7,078,530  Revolving loan, maturing April 30, 2005                  7,078,530
  6,958,558  Term loan, maturing April 30, 2005                       6,958,558
  6,958,558  Term loan, maturing April 30, 2006                       6,958,558

             Metro-Goldwyn-Mayer Studios Inc.
 25,000,000  Term loan, maturing March 31, 2004                      25,000,000

             Mikohn Gaming Corporation
  5,000,000  Term loan, maturing April 1, 2004                        5,000,000

             Panavision Inc
 10,000,000  Term loan, maturing March 31, 2005                      10,000,000

             Premier Parks Inc.
 10,973,340  Term loan, maturing March 31, 2006                      10,973,340

             Six Flags Theme Park, Inc.
 17,776,660  Term loan, maturing November 30, 2004                   17,776,660
-------------------------------------------------------------------------------
                                                                 $  171,242,704
-------------------------------------------------------------------------------

             Machinery - Diversified -- 0.36%
-------------------------------------------------------------------------------
             Grove Worldwide LLC
$ 7,500,000  Term loan, maturing April 29, 2006                  $    7,500,000

             Thermadyne Mfg LLC
  5,000,000  Term loan, maturing May 22, 2005                         5,000,000
  5,000,000  Term loan, maturing May 22, 2006                         5,000,000
-------------------------------------------------------------------------------
                                                                 $   17,500,000
-------------------------------------------------------------------------------

             Manufacturing - Diversified -- 2.27%
-------------------------------------------------------------------------------
             AMSCAN Holdings, Inc.
$ 8,412,272  Term loan, maturing December 31, 2004               $    8,412,272

             Desa International, Inc.
  7,425,000  Term loan, maturing November 30, 2004                    7,425,000

             E-P Acquisition, Inc.
  5,700,000  Term loan, maturing August 31, 2005                      5,700,000
  8,550,000  Term loan, maturing August 31, 2006                      8,550,000

             Foamex L.P.
  5,298,148  Revolving loan, maturing June 30, 2003                   5,298,148
     92,593  Term loan, maturing June 30, 2003                           92,593
  6,333,988  Term loan, maturing June 30, 2005                        6,333,988
  5,758,171  Term loan, maturing June 30, 2006                        5,758,171
  6,965,000  Term loan, maturing December 31, 2006                    6,965,000

             International Wire Group, Inc.
 23,850,467  Term loan, maturing September 30, 2002                  23,850,467

             Matthew Warren, Inc.
  7,495,677  Term loan, maturing February 28, 2004                    7,495,677

             Neenah Foundry Company
  8,500,000  Term loan, maturing September 30, 2005                   8,500,000

             Numatics, Inc.
  2,193,750  Term loan, maturing March 19, 2004                       2,193,750
  3,491,250  Term loan, maturing September 19, 2005                   3,491,250

             Panolam Industries, Inc.
    765,900  Term loan, maturing November 1, 2002                       765,900
  4,552,590  Term loan, maturing November 1, 2004                     4,552,590
  2,594,960  Term loan, maturing November 1, 2005                     2,594,960
  2,000,000  Term loan, maturing May 1, 2006                          2,000,000
-------------------------------------------------------------------------------
                                                                 $  109,979,766
-------------------------------------------------------------------------------

             Medical Products & Supplies -- 0.98%
-------------------------------------------------------------------------------
             Alliance Imaging, Inc.
$ 1,985,000  Term loan, maturing December 18, 2003               $    1,985,000
  4,963,000  Term loan, maturing June 18, 2004                        4,963,000

             Graphic Controls Corporation
 15,450,997  Term loan, maturing September 28, 2003                  15,450,997

             Nutramax Products, Inc.
  3,936,944  Term loan, maturing December 31, 2003                    3,936,944
  6,000,000  Term loan, maturing September 30, 2004                   6,000,000

             Sterling Diagnostic Imaging, Inc.
 15,000,000  Term loan, maturing December 30, 2005                   15,000,000
-------------------------------------------------------------------------------
                                                                 $   47,335,941
-------------------------------------------------------------------------------

             Metals - Misc. -- 0.16%
-------------------------------------------------------------------------------
             U.S. Silica Company
$ 3,730,803  Term loan, maturing December 31, 2001               $    3,730,803
  3,893,333  Term loan, maturing December 31, 2003                    3,893,333
-------------------------------------------------------------------------------
                                                                 $    7,624,136
-------------------------------------------------------------------------------

             Miscellaneous -- 1.37%
-------------------------------------------------------------------------------
             Coinmach Laundry Corporation
$22,443,750  Term loan, maturing June 30, 2005                   $   22,443,750

             Kindercare Learning Centers, Inc.
  8,386,332  Term loan, maturing February 13, 2006                    8,386,332

             La Petite Academy, Inc.
  5,000,000  Term loan, maturing May 11, 2005                         5,000,000

             Prime Succession, Inc.
 15,733,333  Term loan, maturing August 1, 2003                      15,733,333

             Rose Hills Company
  9,733,781  Term loan, maturing December 1, 2003                     9,733,781

             Wesco International, Inc.
  5,000,000  Term loan, maturing June 5, 2006                         5,000,000
-------------------------------------------------------------------------------
                                                                 $   66,297,196
-------------------------------------------------------------------------------

             Office Equipment & Supplies -- 2.02%
-------------------------------------------------------------------------------
             CEX Holdings, Inc.
$15,000,000  Term loan, maturing April 25, 2005                  $   15,000,000

             Cullman Ventures, Inc.
 24,700,000  Term loan, maturing January 31, 2004                    24,700,000

             F.M.E. Corporation
 19,033,852  Term loan, maturing June 24, 2006                       19,033,852

             Identity Group, Inc.
  9,899,497  Term loan, maturing November 22, 2003                    9,899,497

             US Office Products Company
 29,000,000  Term loan, maturing June 9, 2006                        29,000,000
-------------------------------------------------------------------------------
                                                                 $   97,633,349
-------------------------------------------------------------------------------

             Paper & Forest Products -- 0.43%
-------------------------------------------------------------------------------
             Alabama River Newsprint
$13,031,466  Term loan, maturing December 31, 2002               $   12,051,471

             Bear Island Paper Company, LLC
  8,955,000  Term loan, maturing December 31, 2005                    8,955,000
-------------------------------------------------------------------------------
                                                                 $   21,006,471
-------------------------------------------------------------------------------

             Publishing -- 3.40%
-------------------------------------------------------------------------------
             Cygnus Publishing, Inc.
$13,500,000  Term loan, maturing June 5, 2005                    $   13,500,000

             Morris Communications Corporation
 19,900,000  Term loan, maturing June 30, 2005                       19,900,000

             Primedia Inc.
  6,007,143  Revolving loan, maturing June 30, 2004                   6,007,143
 31,322,857  Term loan, maturing June 30, 2004                       31,322,857

             R.H. Donnelley Inc.
  4,652,406  Term loan, maturing December 5, 2005                     4,652,406
  5,347,594  Term loan, maturing December 5, 2006                     5,347,594

             Rand McNally & Company
  1,000,000  Term loan, maturing April 30, 2005                       1,000,000
  4,500,000  Term loan, maturing April 30, 2006                       4,500,000

             The Petersen Companies, Inc.
  8,229,375  Term loan, maturing March 31, 2007                       8,229,375

             The Sheridan Group, Inc.
  7,000,000  Term loan, maturing January 30, 2005                     7,000,000

             Von Hoffman Press, Inc.
  5,737,429  Term loan, maturing May 30, 2004                         5,737,429
 11,423,143  Term loan, maturing May 30, 2005                        11,423,143

             Yellow Book USA, L.P.
  4,950,000  Term loan, maturing September 30, 2005                   4,950,000
  3,692,308  Term loan, maturing December 31, 2005                    3,692,308
  2,307,692  Term loan, maturing December 31, 2006                    2,307,692

             Ziff-Davis Inc.
 35,000,000  Term loan, maturing March 31, 2006                      35,000,000
-------------------------------------------------------------------------------
                                                                 $  164,569,947
-------------------------------------------------------------------------------

             Publishing - Newspapers -- 2.01%
-------------------------------------------------------------------------------
             21ST Century Newspapers, Inc.
$ 4,488,750  Term loan, maturing February 15, 2005               $    4,488,750
  4,987,500  Term loan, maturing September 15, 2005                   4,987,500

             American Media Operations, Inc.
 15,000,000  Term loan, maturing March 31, 2004                      15,000,000

             Garden State Newspapers, Inc.
    561,403  Revolving loan, maturing March 31, 2004                    561,403
    505,263  Revolving loan, maturing June 30, 2003                     505,263
  1,473,684  Term loan, maturing March 31, 2004                       1,473,684

             Journal Register Company
  7,633,412  Term loan, maturing June 30, 2000                        7,633,412
 20,672,801  Term loan, maturing December 31, 2002                   20,672,801
  3,816,706  Term loan, maturing May 5, 2003                          3,816,706

             The McClatchy Company
 38,378,788  Term loan, maturing September 10, 2007                  38,378,788
-------------------------------------------------------------------------------
                                                                 $   97,518,307
-------------------------------------------------------------------------------

             Railroads -- 0.19%
-------------------------------------------------------------------------------
             I & M Rail Link, LLC
$ 2,800,000  Revolving loan, maturing March 31, 2004             $    2,800,000
  6,560,000  Term loan, maturing March 31, 2004                       6,560,000
-------------------------------------------------------------------------------
                                                                 $    9,360,000
-------------------------------------------------------------------------------

             Restaurants -- 1.04%
-------------------------------------------------------------------------------
             Applebee's International, Inc.
$11,500,000  Term loan, maturing March 31, 2006                  $   11,500,000

             Friendly Ice Cream Corporation
  1,285,714  Term loan, maturing November 15, 2004                    1,285,714
  6,428,571  Term loan, maturing November 15, 2005                    6,428,571

             Long John Silver's Restaurants Inc.
  6,754,880  Term loan, maturing June 30, 2002                        6,079,392

             Shoney's Inc.
 13,975,000  Term loan, maturing April 30, 2002                      13,975,000

             Tricon Global Restaurants, Inc.
 11,254,253  Term loan, maturing October 2, 2002                     11,254,253
-------------------------------------------------------------------------------
                                                                 $   50,522,930
-------------------------------------------------------------------------------

             Retail - Specialty -- 0.95%
-------------------------------------------------------------------------------
             Advanced Stores Company, Inc.
$ 8,500,000  Term loan, maturing April 15, 2006                  $    8,500,000

             Griffith Consumers Company
  9,730,769  Term loan, maturing December 31, 2002                   9,730,769
 13,221,289  Term loan, maturing December 31, 2003                  13,221,289

             Petro Shopping Centers, L.P.
  6,485,203  Term loan, maturing December 31, 2003                   6,485,203

             Travelcenters of America, Inc.
  7,937,500  Term loan, maturing March 27, 2005                      7,937,500
-------------------------------------------------------------------------------
                                                                 $   45,874,761
-------------------------------------------------------------------------------

             Retail Stores - Drug Stores -- 0.24%
-------------------------------------------------------------------------------
             Duane Reade
$11,471,250  Term loan, maturing February 15, 2005               $   11,471,250
-------------------------------------------------------------------------------
                                                                 $   11,471,250
-------------------------------------------------------------------------------

             Retail Stores - Food Chains -- 0.91%
-------------------------------------------------------------------------------
             Pathmark Stores, Inc.
$29,275,714  Term loan, maturing December 15, 2001               $   29,275,714

             Star Markets Company, Inc.
  8,292,429  Term loan, maturing December 31, 2001                    8,292,429
  6,513,314  Term loan, maturing December 31, 2002                    6,513,314
-------------------------------------------------------------------------------
                                                                 $   44,081,457
-------------------------------------------------------------------------------

             Retail Stores - General Merchandise -- 0.57%
-------------------------------------------------------------------------------
             Tuesday Morning Corporation
$12,500,000  Term loan, maturing December 31, 2004               $   12,500,000

             USANI, LLC
 15,000,000  Term loan, maturing December 31, 2003                   15,000,000
-------------------------------------------------------------------------------
                                                                 $   27,500,000
-------------------------------------------------------------------------------

             Steel -- 0.68%
-------------------------------------------------------------------------------
             Adience, Inc.
$ 6,977,483  Term loan, maturing April 30, 2005                  $    6,977,483
  6,982,500  Term loan, maturing July 30, 2005                        6,982,500
             Refraco Inc.
 10,857,143  Term loan, maturing October 15, 2005                    10,857,143
             Ucar Global Enterprises, Inc.
  7,966,667  Term loan, maturing December 31, 2002                    7,966,667
-------------------------------------------------------------------------------
                                                                 $   32,783,793
-------------------------------------------------------------------------------

             Telecommunications - Long Distance -- 3.46%
-------------------------------------------------------------------------------
             Access Communiations, Inc.
$ 9,950,000  Term loan, maturing December 31, 2004               $    9,950,000

             American Cellular Wireless LLC.
 12,000,000  Term loan, maturing June 25, 2007                       12,000,000
 12,000,000  Term loan, maturing December 25, 2007                   12,000,000

             American PCS Communications, LLC
  6,285,714  Term loan, maturing February 7, 2005                     6,285,714

             Cellular, Inc. Financial Corporation
  2,228,571  Term loan, maturing September 30, 2005                   2,228,571
  4,105,161  Term loan, maturing September 30, 2006                   4,105,161
  8,130,221  Term loan, maturing March 31, 2007                       8,130,221
 22,764,619  Term loan, maturing September 30, 2007                  22,764,619

             Dynatech Corporation
  4,982,143  Term loan, maturing March 31, 2005                       4,982,143
  4,982,143  Term loan, maturing March 31, 2006                       4,982,143
  4,982,143  Term loan, maturing March 31, 2007                       4,982,143

             Nextel Communications, Inc.
 35,000,000  Term loan, maturing September 30, 2006                  35,000,000

             Sprint Spectrum L.P.
 10,000,000  Term loan, maturing March 2, 2006                       10,000,000

             Sprint Spectrum L.P., (Lucent)
  5,000,000  Term loan, maturing January 21, 2006                     5,000,000

             Western Wireless Corporation
 25,000,000  Term loan, maturing March 31, 2002                      25,000,000
-------------------------------------------------------------------------------
                                                                 $  167,410,715
-------------------------------------------------------------------------------

             Telephone -- 0.48%
-------------------------------------------------------------------------------
             Mitel Corporation
$ 5,970,000  Term loan, maturing December 12, 2003               $    5,970,000

             MJD Communications, Inc.
  6,030,766  Term loan, maturing March 31, 2007                       6,030,766

             NSC Communications Corporation
 11,432,353  Term loan, maturing October 1, 2003                     11,432,353
-------------------------------------------------------------------------------
                                                                 $   23,433,119
-------------------------------------------------------------------------------

             Textiles - Apparel Manufacturing -- 2.69%
-------------------------------------------------------------------------------
             CAF Holdings, Inc.
$ 4,358,824  Term loan, maturing June 30, 2002                   $    4,358,824

             Cluett American Corp.
 10,000,000  Term loan, maturing May 18, 2005                        10,000,000

             Collins & Aikman Products Co.
 18,000,000  Term loan, maturing June 30, 2005                       18,000,000

             Galey & Lord, Inc.
 11,668,867  Term loan, maturing April 2, 2005                       11,668,867
  8,212,936  Term loan, maturing April 1, 2006                        8,212,936

             GFSI, Inc.
 13,860,000  Term loan, maturing March 31, 2004                      13,860,000

             Joan Fabrics Corporation
  9,986,883  Term loan, maturing June 30, 2003                        9,986,883
 14,179,029  Term loan, maturing June 30, 2005                       14,179,029
  7,363,245  Term loan, maturing June 30, 2006                        7,363,245

             Renfro Corporation
  4,800,000  Term loan, maturing November 15, 2003                    4,800,000

             Tartan Textile Services, Inc.
 10,000,000  Term loan, maturing April 30, 2005                      10,000,000

             The William Carter Company
  6,111,000  Term loan, maturing October 31, 2003                     6,111,000

             Walls Industries, Inc.
  4,978,722  Term loan, maturing February 28, 2005                    4,978,722
  6,829,788  Term loan, maturing February 28, 2006                    6,829,788
-------------------------------------------------------------------------------
                                                                 $  130,349,294
-------------------------------------------------------------------------------

             Toys -- 0.28%
-------------------------------------------------------------------------------
             Hedstrom Corporation
$ 6,619,955  Term loan, maturing June 30, 2003                   $    6,619,955
  7,172,321  Term loan, maturing June 30, 2005                        7,172,321
-------------------------------------------------------------------------------
                                                                 $   13,792,276
-------------------------------------------------------------------------------
             Transportation - Misc. -- 1.24%
-------------------------------------------------------------------------------
             American Commercial Lines LLC.
$ 8,466,258  Term loan, maturing June 30, 2006                   $    8,466,258
 11,533,742  Term loan, maturing June 30, 2007                       11,533,742

             Atlas Freighter Leasing, Inc.
  5,349,865  Term loan, maturing May 29, 2004                         5,349,865

             Evergreen International Aviation, Inc.
 19,631,327  Term loan, maturing April 30, 2002                      19,631,327

             Gemini Leasing, Inc.
  7,500,000  Term loan, maturing December 31, 2002                    7,500,000

             NA Acquisition Corporation
  7,500,000  Term loan, maturing March 30, 2006                       7,500,000
-------------------------------------------------------------------------------
                                                                 $   59,981,192
-------------------------------------------------------------------------------
Total Senior, Secured, Floating-Rate Interest
  (identified cost, $4,733,105,718)                              $4,732,291,694
-------------------------------------------------------------------------------

Common Stocks -- 0.06%

Shares/Rights   Security                                              Value
-------------------------------------------------------------------------------
    806,708  AFC Enterprises Common Stock*                       $    2,675,850
        608  Classic Cable Common Stock Warrants*                             0
     34,364  PSI Acquisition Corporation Warrants*                            0
-------------------------------------------------------------------------------
Total Common Stocks
  (identified cost, $0)                                          $    2,675,850
-------------------------------------------------------------------------------
Total Investments -- 97.77%
  (identified cost, $4,733,105,718)                              $4,734,967,544
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.23%                          $  108,128,325
-------------------------------------------------------------------------------
Total Net Assets -- 100%                                         $4,843,095,869
-------------------------------------------------------------------------------

*Non-income producing security.

Note: At June 30, 1998, the Portfolio had unfunded commitments amounting to $141,354,822 under various revolving credit agreements.

                       See notes to financial statements

Senior Debt Portfolio as of June 30, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of June 30, 1998
(Expressed in United States Dollars)

Assets
--------------------------------------------------------------------------------

Investments, at value
  (identified cost, $4,733,105,718)                               $4,734,967,544
Cash                                                                  63,122,231
Interest receivable                                                   36,519,274
Receivable for investments sold                                       12,485,575
Miscellaneous receivable                                                 101,715
Prepaid expenses                                                       1,097,554
Deferred organization expenses                                            28,536
--------------------------------------------------------------------------------
Total assets                                                      $4,848,322,429
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Deferred facility fee income                                        $  4,895,195
Payable to affiliate for Trustees' fees                                   34,024
Other accrued expenses                                                   297,341
--------------------------------------------------------------------------------
Total liabilities                                                   $  5,226,560
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio         $4,843,095,869
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $4,841,234,043
Net unrealized appreciation (computed on the basis of
  identified cost)                                                     1,861,826
--------------------------------------------------------------------------------
Total                                                             $4,843,095,869
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
June 30, 1998
(Expressed in United States Dollars)

Investment Income
-------------------------------------------------------------------------------
Interest                                                           $179,294,318
Facility fees earned                                                  2,084,312
-------------------------------------------------------------------------------
Total investment income                                            $181,378,630
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                             $ 19,690,774
Trustees fees and expenses                                               34,001
Custodian fee                                                           496,526
Legal and accounting services                                           367,227
Interest                                                                193,708
Amortization of organization expenses                                     3,077
Miscellaneous                                                           260,493
-------------------------------------------------------------------------------
Total expenses                                                     $ 21,045,806
-------------------------------------------------------------------------------

Net investment income                                              $160,332,824
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                  $    492,704
-------------------------------------------------------------------------------
Net realized gain                                                  $    492,704
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                              $   (814,024)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $   (814,024)
-------------------------------------------------------------------------------
Net realized and unrealized loss                                   $   (321,320)
-------------------------------------------------------------------------------
Net increase in net assets from operations                         $160,011,504
-------------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets
(Expressed in United States Dollars)

Increase (Decrease)                        Six Months Ended    Year Ended
in Net Assets                              June 30, 1998       December 31, 1997
--------------------------------------------------------------------------------
From operations --
  Net investment income                    $  160,332,824      $  254,014,218
  Net realized gain (loss)                        492,704          (9,000,530)
  Net change in unrealized appreciation
    (depreciation)                               (814,024)          8,549,067
--------------------------------------------------------------------------------
Net increase in net assets from
  operations                               $  160,011,504      $  253,562,755
--------------------------------------------------------------------------------
Capital transactions --
  Contributions                            $1,225,760,252      $1,646,867,281
  Withdrawals                                (577,747,812)       (875,432,567)
--------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                             $  648,012,440      $  771,434,714
--------------------------------------------------------------------------------

Net increase in net assets                 $  808,023,944      $1,024,997,469
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                     $4,035,071,925      $3,010,074,456
--------------------------------------------------------------------------------
At end of period                           $4,843,095,869      $4,035,071,925
--------------------------------------------------------------------------------

Statement of Cash Flows
(Expressed in United States Dollars)

                                                                For the
                                                                Six Months Ended
Increase (Decrease) in Cash                                     June 30, 1998
--------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchases of loan interests                                   $(2,684,917,769)
  Proceeds from sales and principal repayments                    1,596,863,654
  Interest received                                                 168,561,618
  Facility fees received                                              3,082,408
  Interest paid                                                        (114,611)
  Operating expenses paid                                           (20,966,721)
  Net decrease in short-term investments                            259,195,970
--------------------------------------------------------------------------------
Net cash used for operating activities                          $  (678,295,451)
--------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Proceeds from capital contributions                           $ 1,225,760,252
  Payments for capital withdrawals                                 (577,747,812)
--------------------------------------------------------------------------------
Net cash provided from financing activities                     $   648,012,440
--------------------------------------------------------------------------------

Net decrease in cash                                            $   (30,283,011)
--------------------------------------------------------------------------------

Cash at Beginning of Period                                     $    93,405,242
--------------------------------------------------------------------------------

Cash at End of Period                                           $    63,122,231
--------------------------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
--------------------------------------------------------------------------------
Net Increase in net assets from operations                      $   160,011,504
Increase in receivable for investments sold                         (12,037,517)
Increase in interest receivable                                     (10,732,700)
Increase in prepaid expenses                                           (117,881)
Decrease in deferred organizational expense                               3,077
Increase in deferred facility fee income                                524,540
Increase in payable to affiliate                                         26,561
Increase in accrued expenses                                             52,717
Net increase in investments                                        (816,025,752)
--------------------------------------------------------------------------------

Net cash used for operating activities                          $  (678,295,451)
--------------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)
                                                                                      Year Ended December 31,
                                           Six Months Ended         ---------------------------------------------------------
                                           June 30, 1998                  1997                   1996                 1995*
-----------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Operating expenses                                0.93%+                   0.94%                  0.98%                1.01%+
Interest expense                                  0.01%+                   0.02%                  0.04%                0.13%+
Net investment income                             7.18%+                   7.12%                  7.17%                7.95%+
Portfolio Turnover                                  39%                      81%                    75%                  39%
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
omitted)                                    $4,843,096               $4,035,072             $3,010,074           $1,621,339
-----------------------------------------------------------------------------------------------------------------------------

+ Annualized.
* For the period from the start of business, February 22, 1995, to December 31, 1995.

                       See notes to financial statements

Senior Debt Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS
(Expressed in United States Dollars)

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The Policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments in interests in loans (Loan Interests) are valued at fair value by the Portfolio's investment adviser, Boston Management and Research, under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Loan Interest, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Loan Interest, the terms and conditions of the loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on evaluations of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Loan Interest including price quotations for and trading in the Loan Interest and interests in similar loans and the market environment and investor attitudes towards the Loan Interest and interests in similar loans; (v) the reputation and financial condition of the agent bank and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Loan Interest. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Loan Interests is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Other -- Investment transactions are accounted for on a trade date basis.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment advisory fee is paid to Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the six months ended June 30, 1998, the effective annual rate, based on average daily gross assets, was 0.88% (annualized) and amounted to $19,690,774.
  Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1998, no significant amounts have been deferred.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Loan Interests. The ability of the issuers of the Loan Interests to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Loan Interests for the six months ended June 30, 1998 aggregated $2,684,917,769 and $1,608,901,171, respectively.

4 Short-Term Debt and Credit Agreements
--------------------------------------------------------------------------------
  The Portfolio has entered into a revolving credit agreement that will allow the Portfolio to borrow an additional $400 million to support the issuance of commercial paper and to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or federal funds effective rate.
  Interest expense includes a commitment fee of approximately $96,438 which is computed at the annual rate of .08% of the revolving credit agreement. Interest expense also includes $97,270, which represents a commitment fee for a previous revolving credit agreement. There were no significant borrowings under this agreement during the six months ended June 30, 1998.
  As of June 30, 1998, the Portfolio had no commercial paper outstanding.

5 Federal Income Tax Basis of Investment Securities
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at June 30, 1998, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                               $4,733,105,718
  ---------------------------------------------------------------------------
  Gross unrealized appreciation                                $    2,675,850
  Gross unrealized depreciation                                      (814,024)
  ---------------------------------------------------------------------------
  Net unrealized appreciation                                  $    1,861,826
  ---------------------------------------------------------------------------

Senior Debt Portfolio as of June 30, 1998

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors
of Senior Debt Portfolio
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio (the Portfolio) as of June 30, 1998, the related statements of operations and cash flows for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended December 31, 1997 and the supplementary data for the six months ended June 30, 1998, each of the two years ended December 31, 1997 and the period from the start of business, February 22, 1995, to December 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Loan Interests owned at June 30, 1998 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Senior Debt Portfolio as of June 30, 1998, and the results of its operations and its cash flows, the changes in net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1A, the financial statements include Loan Interests and certain other securities held by the Portfolio valued at $4,732,291,694 (97.71% of net assets of the Portfolio), which values are fair values determined by the Portfolio's investment adviser in the absence of actual market values. Determination of fair value involves subjective judgment, as the actual market value of a particular Loan Interest or security can be established only by negotiations between the parties in a sale transaction. We have reviewed the procedures established by the Trustees and used by the Portfolio's investment adviser in determining the fair values of such Loan Interests and securities and have inspected underlying documentation, and in the circumstances, we believe that the procedures are reasonable and the documentation appropriate.

                                            DELOITTE & TOUCHE LLP
                                            Boston, Massachusetts
                                            September 18, 1998

EATON VANCE PRIME RATE RESERVES as of June 30, 1998
-------------------------------------------------------------------------------
INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

EATON VANCE PRIME RATE RESERVES

OFFICERS                      INDEPENDENT TRUSTEES

JAMES B. HAWKES               DONALD R. DWIGHT
President and Trustee         President, Dwight Partners, Inc.

M. DOZIER GARDNER             SAMUEL L. HAYES, III
Vice President and Trustee    Jacob H. Schiff Professor of Investment
                              Banking, Harvard University Graduate School of
JAMES L. O'CONNOR             Business Administration
Treasurer
                              NORTON H. REAMER
ALAN R. DYNNER                Chairman and Chief Executive Officer, United Asset
Secretary                     Management Corporation

                              JOHN L. THORNDIKE
                              Formerly Director, Fiduciary Company Incorporated

                              JACK L. TREYNOR
                              Investment Adviser and Consultant

SENIOR DEBT PORTFOLIO

OFFICERS                      INDEPENDENT TRUSTEES

JAMES B. HAWKES               DONALD R. DWIGHT
President and Trustee         President, Dwight Partners, Inc.

M. DOZIER GARDNER             SAMUEL L. HAYES, III
Vice President and Trustee    Jacob H. Schiff Professor of Investment
                              Banking, Harvard University Graduate School of
RAYMOND O'NEILL               Business Administration
Vice President
                              NORTON H. REAMER
                              Chairman and Chief Executive Officer, United Asset
MICHEL NORMANDEAU             Management Corporation
Vice President
                              JOHN L. THORNDIKE
SCOTT H. PAGE                 Formerly Director, Fiduciary Company Incorporated
Vice President and
Co-Portfolio Manager          JACK L. TREYNOR
                              Investment Adviser and Consultant
PAYSON F. SWAFFIELD
Vice President and
Co-Portfolio Manager

JAMES L. O'CONNOR
Treasurer

ALAN R. DYNNER
Secretary

INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF EATON VANCE PRIME RATE RESERVES
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

BANKING COUNSELS
Mayer, Brown & Platt
787 Seventh Avenue
New York, NY 10019

Peabody & Brown
101 Federal Street, 12th Floor
Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

EATON VANCE PRIME RATE RESERVES
24 FEDERAL STREET
BOSTON, MA 02110

-------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

                                                                     PRSRC-8/98